As filed with the Securities and Exchange Commission on June 5, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811 - 08614

Brandes Investment Trust
(Exact name of registrant as specified in charter)

11988 El Camino Real, Suite 500
San Diego, CA 92130
(Address of principal executive offices) (Zip code)

Michael Glazer, Esq.
c/o Paul, Hastings, Janofsky & Walker, LLP
515 South Flower, 23rd Floor
Los Angeles, CA 90071
(Name and address of agent for service)

800-331-2979
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2006

Date of reporting period: March 31, 2006

Item 1. Report to Stockholders.

SEMI-ANNUAL
REPORT

For the Six Months ended March 31, 2006

WORLDWIDE VALUE SPECIALISTS

Brandes Institutional International Equity Fund

Dear Shareholder:

The Brandes Institutional International Equity Fund gained 13.49% during the six months ended March 31, 2006. For the same period, the MSCI EAFE Index advanced 13.86%.

I’ll start with a brief overview of the international equity market environment during the six-month period ending March 31, 2006. From there, I’ll examine the industry-, country-, and stock-specific factors that affected the Fund’s performance and describe changes in the Fund’s composition. Finally, I’ll review our investment philosophy and discuss how the Fund is positioned for the future.

The Markets

For the six-month period ending March 31, 2006 stocks in non-U.S. markets generally registered gains. During the period, the MSCI Europe Index gained 12.92% and the MSCI Pacific Index rose 15.88%.

The European Central Bank, which raised its key interest rate to 2.5% in March, reported the region’s core inflation rate (which excludes food and energy prices) slowed to 1.2%. Throughout Europe, economic indicators were mixed. Manufacturing costs in the United Kingdom fell for the first time in five months, and consumer spending grew at the fastest pace in a year, according to a March report from the Office for National Statistics. However, an increase in energy costs contributed to German producers experiencing the fastest pace of inflation in 24 years.

During the period, the Bank of Japan shifted its monetary policy to target the overnight call rate, representing ‘‘a declaration that the economy has returned to normal,’’ according to The Financial Times (March 9, 2006). A survey of hiring activity in 24 countries by employment services firm Manpower found Japan is generating the fastest job growth. A March report showed the country’s gross domestic product grew by 5.4% in the fourth quarter. However, Japan’s Ministry of Finance and Cabinet Office reported orders for core machinery fell for the first time in four months, and business sentiment declined since the beginning of the year.

Among emerging markets, several Asian countries released positive economic reports. In Singapore, for example, non-oil exports grew by more than 16.0% from a year earlier. South Korea’s central bank announced fourth quarter GDP grewby 5.3% from the same period in 2004. Singapore’s government reported its jobless rate fell to a five-year low in the quarter. In Latin America, Argentina reported GDP growth of 9.0% for 2005, representing the third consecutive year of expansion. Brazil posted a current account surplus of $725 million in February.

I share these developments to help put the Fund’s returns in context. However, while we continue to monitor short-term events in international equity markets, our investment philosophy focuses on company-by-company analysis. We take a long-term perspective and believe that none or very little of the short-term ‘‘market news’’ provides useful information to investors.

Brandes Institutional International Equity Fund

The Fund

The Fund’s holdings within the insurance industry generally had the most substantial impact on positive performance during the period. In addition, positions in the commercial banking and household durables industries also tended to lift overall results. Top performing companies in these industries included Millea Holdings (Japan - insurance), Banca Intesa (Italy - commercial banking), and Sony (Japan - household durables). Top performers outside of these industries included Marks & Spencer (United Kingdom - multiline retail) and Volkswagen (Germany - automobiles).

On an absolute basis, advances for positions in Japan primarily drove the Fund’s performance during the period. Other countries tending to register gains included the United Kingdom, Germany, and the Netherlands. However, stock selection in Japan, and a lower exposure to Japan than the Index, weighed on relative performance. In addition, the Fund also had no exposure to the capital markets industry, which posted strong gains in the period and contributed to relative underperformance. Please note all Fund positions are a result of our bottom-up, stock-specific investment process. We do not allocate weightings to countries or industries based on macroeconomic projections.

During the period, we eliminated exposure to several holdings as their market prices approached our estimates of their fair values. For example, we sold Mitsubishi Heavy Industries (Japan - machinery), Banco Bilbao Viz Argentaria (Spain - commercial banking), and Telekom Austria (Austria - diversified telecom services).

The Fund purchased shares of companies such as SK Telecom (South Korea - wireless telecom services), Compass Group (United Kingdom - hotels, restaurants & leisure), and Tyco (Bermuda - industrials) at prices that we consider compelling. We also took advantage of attractive prices by adding to select existing holdings.

Our Outlook

Our investment philosophy continues to focus on fundamental company analysis with a long-term perspective. In all market environments, we search for and hold stocks that are trading at discounts to our estimates of their fair values. We believe this strategy will provide patient investors with favorable results.

As of March 31, 2006, the Fund’s most substantial country weighting was in Japan. On an industry basis, the Fund’s largest exposure was in diversified telecom services.

Keep in mind that the Fund’s weightings for countries and industries are not the product of ‘‘top-down’’ forecasts or opinions regarding interest rates, economic growth, or other macroeconomic variables. Instead, these weightings stem from our company-by-company search for compelling investment opportunities in markets around the world.

Brandes Institutional International Equity Fund

Overall, the strengths of new positions and existing portfolio holdings should inspire optimism for long-term outperformance. Applied globally, we feel our investment process continues to uncover promising opportunities in non-U.S. markets.

Sincerely yours,

/s/ Debra McGinty-Poteet

Debra McGinty-Poteet
President
Brandes Investment Trust

The Fund invests in foreign securities, which involve greater volatility and political, economic and currency risks and differences in accounting methods.

Please refer to the Schedule of Investments in the report for complete holdings information. Fund holdings, geographic allocations and/or sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.

The MSCI EAFE Index is an unmanaged index that is a generally accepted benchmark for major overseas markets. The MSCI EAFE Index consists of securities listed on exchanges in European, Australasian and Far Eastern markets and includes dividends and distributions, but does not reflect fees, brokerage commissions, or other expenses of investing. The Index weightings represent the relative capitalizations of the major overseas markets included in the index on a U.S. dollar adjusted basis.

The MSCI Europe Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe.

The MSCI Pacific Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the Pacific region.

One cannot invest directly in an index.

This report is intended for shareholders of the Fund and must be preceded or accompanied by a prospectus. Mutual fund investing involves risk. Principal loss is possible.

The Fund is distributed by Quasar Distributors, LLC. (05/06)

Brandes Institutional International Equity Fund

The following chart compares the value of a hypothetical $1,000,000 investment in the Brandes Institutional International Equity Fund from its inception (January 2, 1997) to March 31, 2006 as compared with the Morgan Stanley Capital International EAFE Index.

Value of $1,000,000 vs Morgan Stanley Capital International EAFE (Europe, Australasia and Far East) Index

	Average Annual Total Return Period Ended March 31, 2006
	One Year	Five Years	Since Inception (1/2/97)
Brandes Institutional International Equity Fund	22.63%	12.09%	15.09%
Morgan Stanley Capital International EAFE Index	24.41%	9.63%	6.78%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-331-2979.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Advisor has a fee waiver arrangement in place to limit the Fund’s annual operating expenses. Currently, the expense level has not been exceeded.

Brandes Institutional International Equity Fund

Expense Example (Unaudited)

As shareholder of the Fund, you incur ongoing costs, including investment advisory and administrative fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual Expenses

This section provides information about actual account values and actual expenses. The ‘‘Ending Account Value’’ shown is derived from the Fund’s actual return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds. This section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/05	Ending Account Value 3/31/06	Expenses Paid During Period*
Based on Actual Return	$1,000.00	$1,134.90	$5.96
Based on Hypothetical 5% return	$1,000.00	$1,019.35	$5.64

*
Expenses are equal to the Fund’s annualized expense ratio of 1.12%, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year (182), then divided by the number of days in the fiscal year (365).

Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS: 99.2%

Bermuda: 1.5%
Tyco International Ltd.	432,260	$11,619,149

Brazil: 1.8%
Centrais Electricas Brasileiras S.A., ADR(1)	785,130	8,776,890
Contax Participacoes S.A., ADR	115,700	144,984
Telecomunicacoes Brasileiras S.A., ADR	115,700	3,941,899
TIM Participacoes S.A., ADR	10,714	396,739
Vivo Participacoes S.A., ADR	74,351	318,222
		13,578,734
Canada: 2.1%
Bombardier, Inc. - Class B(1)	3,098,400	9,023,178
Nortel Networks Corp.*	2,442,000	7,448,100
		16,471,278
France: 9.7%
Alcatel S.A	1,113,600	17,242,565
Carrefour S.A.(1)	201,490	10,725,061
Carrefour S.A.**	27,620	1,470,178
Electricite de France*	90,070	5,111,022
Electricite de France**	182,491	10,355,452
France Telecom S.A.(1)	561,000	12,624,744
France Telecom S.A.**	61,200	1,377,245
Regie Natl. Usines Renault	58,849	6,261,350
Sanofi-Aventis S.A	103,868	9,949,256
		75,116,873
Germany: 12.0%
DaimlerChrysler AG	314,000	18,046,365
Deutsche Telekom AG	1,327,300	22,402,169
Heidelberger Druckmaschinen**(1)	57,767	2,549,547
Hypo Real Estate Holding AG	74,575	5,115,183
Infineon Technologies AG*(1)	310,800	3,206,951
Infineon Technologies AG**	771,900	7,964,754
Muenchener Rueckversicherungs AG	49,200	6,979,635
Schering AG(1)	62,416	6,492,536
Volkswagen AG(1)	258,647	19,541,007
		92,298,147

See accompanying Notes to Financial Statements.

Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2006 (Unaudited) - (Continued)

	Shares	Value
Italy: 6.0%
Banca Intesa SpA(1)	1,652,950	$9,880,715
Telecom Italia SpA(1)	2,704,074	7,893,446
Telecom Italia Svings Shs SpA	5,145,350	13,709,624
UniCredito Italiano SpA	2,088,100	15,102,314
		46,586,099
Japan: 19.7%
Astellas Pharma, Inc.	125,500	4,768,456
Daiichi Sankyo Co., Ltd.	713,602	16,286,471
Eisai Co., Ltd.	92,900	4,050,975
Fuji Photo Film Co., Ltd.	462,400	15,446,742
Hitachi, Ltd.	1,968,800	13,940,332
Japan Tobacco, Inc.	4,045	14,234,604
Millea Holdings, Inc. Tokyo	761	15,071,869
Mitsubishi UFJ Financial Group, Inc.	748	11,444,600
Mitsui Sumitomo Insurance Co., Ltd.	838,000	11,404,123
Nippon Telegraph & Telephone Corp.	3,307	14,195,546
Ono Pharmaceutical Co.	100,900	4,760,041
Rohm Co., Ltd.	38,200	4,042,586
Sony Corp.	152,900	7,083,216
Taisho Pharmaceutical Co., Ltd.	170,000	3,424,710
Takeda Pharmaceutical Co., Ltd.	123,800	7,061,057
TDK Corp.	61,200	4,614,255
		151,829,583
Mexico: 1.2%
Telefonos de Mexico S.A. - Class L, ADR	397,680	8,939,846

Netherlands: 10.8%
Aegon N.V.	636,440	11,783,607
Akzo Nobel N.V.	268,200	14,240,180
Heineken N.V. (1)	112,125	4,258,003
Koninklijke Ahold N.V.*	1,687,000	13,275,214
Koninklijke Ahold N.V.**	205,466	1,616,838
STMicroelectronics N.V.	760,000	14,062,090
Unilever N.V.	229,468	15,942,576
Wolters Kluwer N.V.	323,061	8,061,422
		83,239,930

See accompanying Notes to Financial Statements.

Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2006 (Unaudited) - (Continued)

	Shares	Value
New Zealand: 0.8%
Telecom New Zealand Ltd.	1,703,657	$5,816,799

Portugal: 1.7%
Portugal Telecom S.A.	1,065,817	12,935,954

Singapore: 2.6%
DBS Group Holdings, Ltd.	916,069	9,238,052
Jardine Matheson Holdings Ltd.	253,490	4,664,216
Overseas Chinese Banking Corp., Ltd.	1,485,600	6,158,023
		20,060,291
South Korea: 5.7%
Korea Electric Power Corp., ADR (1)	553,200	11,949,120
KT Corp., ADR	350,100	7,457,130
LG Electronics, Inc.	212,000	17,193,022
SK Telecom Co., Ltd., ADR (1)	327,500	7,725,725
		44,324,997
Spain: 2.6%
Banco Santander Central Hispano S.A.	364,900	5,331,417
Telefonica S.A.	951,701	14,943,490
		20,274,907
Switzerland: 5.3%
Nestle S.A.	77,200	22,921,017
Swisscom AG (1)	31,700	10,275,231
Zurich Financial Services AG	33,026	7,759,571
		40,955,819
United Kingdom: 15.0%
British Sky Broadcasting Plc	802,600	7,527,577
BT Group Plc	3,006,712	11,593,301
Compass Group Plc	1,812,800	7,186,592
Corus Group Plc	2,163,000	3,305,990
Corus Group Plc**	2,400,050	3,668,303
GlaxoSmithKline Plc	498,200	13,022,745
Invensys Plc*	3,491,359	1,394,712
Invensys Plc**	5,727,389	2,287,952
ITV Plc	5,406,700	11,198,323
J Sainsbury Plc	1,644,112	9,494,790

See accompanying Notes to Financial Statements.

Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2006 (Unaudited) - (Continued)

	Shares	Value
United Kingdom, continued
Marks & Spencer Group Plc	1,402,419	$13,555,179
Royal & Sun Alliance Insurance Group Plc	1,009,000	2,414,043
Royal & Sun Alliance Insurance Group Plc**	1,009,000	2,414,043
Unilever Plc	917,200	9,382,999
Wm. Morrison Supermarkets Plc	5,267,011	17,381,215
		115,827,764
Venezuela: 0.7%
Cia Anonima Nacional Telefonos de Venezuela, ADR	236,675	5,012,776
TOTAL COMMON STOCKS (cost $610,456,720)		764,888,946

SHORT-TERM INVESTMENT: 0.8%	Principal Amount
Repurchase Agreement: 0.8%
Investors Bank & Trust Co., Repurchase Agreement, 3.25%, dated 03/31/06, due 04/03/06 [collateralized by $6,403,030 GNMA 280535, 4.50%, due 08/20/31; SBA Pool #506608, 7.13%, due 01/25/29 (Market Value $6,740,812)] (proceeds $6,421,559)	$6,419,821	6,419,821

TOTAL SHORT-TERM INVESTMENT (cost $6,419,821)		6,419,821

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING: 9.2%
Demand Notes - 3.2%
Bank of America, 4.77%, due 05/16/06	5,000,000	5,000,000
Calyon, 4.75%, due 04/12/06	5,000,000	5,000,000
Svenska Handlebanken, 4.85%, due 04/03/06	9,839,055	9,839,055
Wells Fargo, 4.77%, due 04/26/06	5,000,000	5,000,000
Total Demand Notes (cost $24,839,055)		24,839,055

Repurchase Agreements - 6.0%
Credit Suisse First Boston Corp. (Dated 03/31/06), 4.92%, due 04/03/06, (Repurchased proceeds $13,036,962); Collateralized by $12,209,924 in various corporate bonds and commerical papers with interest ranges of 3.38% to 8.62% and maturity date ranges of 04/01/06 to 11/15/27	12,781,335	12,781,335
Goldman Sachs Group, Inc. (Dated 03/31/06), 4.92%, due 04/03/06 (Repurchased proceeds $10,200,000); Collateralized by $10,200,000 in various corporate bonds and commerical papers with interest ranges of 0.00% to 8.44% and maturity date ranges of 06/28/06 to 09/30/99	10,000,000	10,000,000

See accompanying Notes to Financial Statements.

Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2006 (Unaudited) - (Continued)

	Principal Amount	Value
Repurchase Agreement, continued
Lehman Brothers Triparty Agreement (Dated 03/31/06), 4.92%, due 04/03/06, (Repurchased proceeds $4,200,610); Collateralized by $4,719,955 in various corporate bonds and commerical papers with interest ranges of 3.88% to 8.88% and maturity date ranges of 07/01/07 to 03/01/31	$4,118,245	$4,118,245
Merrill Lynch & Co. (Dated 03/31/06), 4.87%, due 04/03/06, (Repurchased proceeds $8,964,155); Collateralized by $9,035,180 in various corporate bonds and commerical papers with interest ranges of 0.00% to 7.00% and maturity date ranges of 04/07/06 to 07/15/32	8,788,387	8,788,387
Morgan Stanley Dean Witter & Co. (Dated 03/31/06), 4.93%, due 04/03/06, (Repurchased proceeds $10,200,000); Collateralized by $10,199,818 in various corporate bonds and commercial papers with interest ranges of 0.00% to 8.33% and maturity date ranges of 04/01/06 to 12/08/99	10,000,000	10,000,000

Total Repurchase Agreements (cost $45,687,967)		45,687,967

TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING (cost $70,527,022)		70,527,022

TOTAL INVESTMENTS IN SECURITIES (cost $687,403,563): 109.2%		841,835,789
Liabilities in excess of Other Assets: (9.2)%		(70,909,744)

NET ASSETS: 100.0%		$770,926,045

*	Non-income producing security.

**
Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the ‘‘Act’’) or was aquired in a private placement, and, unless registered under the Act, may only be sold to ‘‘qualified institutional buyers’’ (as defined in the ‘‘Act’’ or pursuant to another exemption from registration.)

ADR	American Depositary Receipt

(1)	This security or a portion of this security is out on loan at March 31, 2006. Total loaned securities had a market value of $66,716,498 at March 31, 2006.

See accompanying Notes to Financial Statements.

Brandes Institutional International Equity Fund

SCHEDULE OF INVESTMENTS BY INDUSTRY at March 31, 2006 (Unaudited)

Industry	Percentage
Aerospace & Defense	1.2%
Automobiles	5.7%
Beverages	0.5%
Chemicals	1.8%
Commercial Banks	7.4%
Commercial Services & Supplies	0.0%*
Communications Equipment	3.2%
Diversified Financial Services	0.6%
Diversified Telecommunication Services	19.9%
Electric Utilities	4.7%
Electronic Equipment & Instruments	2.4%
Food & Staples Retailing	7.0%
Food Products	6.3%
Hotels Restaurant & Leisure	0.9%
Household Durables	3.1%
Industrial Conglomerates	1.5%
Insurance	7.5%
Leisure Equipment & Products	2.0%
Machinery	0.8%
Media	3.5%
Metals and Mining	0.9%
Multiline Retail	1.8%
Pharmaceuticals	9.1%
Semiconductors & Equipment	3.8%
Thrifts & Mortgage Finance	0.7%
Tobacco	1.8%
Wireless Telecommunication Services	1.1%

TOTAL COMMON STOCK	99.2%

SHORT-TERM INVESTMENTS(1)	10.0%

TOTAL INVESTMENTS IN SECURITIES	109.2%
Liabilities in excess of Other Assets	(9.2)%
NET ASSETS	100.0%

(1)	Includes investments purchased with cash proceeds from securities from securities lending.

*	Less than 0.1%.

See accompanying Notes to Financial Statements.

Brandes Institutional International Equity Fund

STATEMENT OF ASSETS AND LIABILITIES at March 31, 2006 (Unaudited)

ASSETS
Investments in securities, at cost	$687,403,563

Investments in securities, at value (including $66,716,498 of securities loaned) (Note 2)	$841,835,789
Receivables:
Securities sold	1,358,915
Fund shares sold	420,615
Dividends and interest	2,102,226
Tax reclaims	266,647
Prepaid expenses and other assets	37,964
Total assets	846,022,156

LIABILITIES
Payment upon return of securities loaned	70,527,022
Payables:
Securities purchased	329,822
Fund shares redeemed	3,558,158
Due to advisor	643,613
Due to administrator	21,365
Due to trustees	688
Accrued expenses	15,443
Total liabilities	75,096,111

NET ASSETS	$770,926,045
Net asset value, offering and redemption price per share ($770,926,045 / 32,901,968 shares outstanding; unlimited shares authorized without par value)	$23.43

COMPONENTS OF NET ASSETS
Paid-in capital	$578,518,600
Undistributed net investment income	(536,829)
Accumulated net realized gain on investments and foreign currency	38,519,074
Net unrealized appreciation (depreciation) on:
Investments	154,432,226
Foreign currency	(7,026)
Net assets	$770,926,045

See accompanying Notes to Financial Statements.

Brandes Institutional International Equity Fund

STATEMENT OF OPERATIONS For the Six Months Ended March 31, 2006 (Unaudited)

INVESTMENT INCOME

Income
Dividends (net of foreign taxes withheld of $379,931)	$4,222,340
Interest	235,394
Income from securities lending	102,502
Miscellaneous income	1,445
Total income	4,561,681

Expenses
Advisory fees (Note 3)	3,515,830
Custody fees	124,059
Administration fees (Note 3)	120,180
Trustee fees	32,806
Legal fees	28,705
Transfer agent fees	25,128
Accounting fees	23,431
Printing fees	21,183
Registration expense	12,821
Auditing fees	12,465
Miscellaneous	9,003
Insurance Expense	4,937
Net Expense	3,930,548
Net investment income	631,133

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	42,868,910
Foreign currency transactions	(53,462)
Net realized gain	42,815,448
Net unrealized appreciation on:
Investments	47,709,526
Foreign currency transactions	11,966
Net unrealized appreciation	47,721,492
Net realized and unrealized gain on investments and foreign currency transactions	90,536,940
Net increase in net assets resulting from operations	$91,168,073

See accompanying Notes to Financial Statements.

Brandes Institutional International Equity Fund

STATEMENT OF CHANGES IN NET ASSETS

		November 1,
		2004 through
	Six Months	September
	Ended	30, 2005	Year Ended
	March 31, 2006*	(Note 1)	October 31, 2004
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income	$631,133	$8,113,786	$5,452,880
Net realized gain (loss) on:
Investments	42,868,910	38,824,959	30,121,263
Foreign currency transactions	(53,462)	(143,324)	(8,949)
Net unrealized appreciation (depreciation) on:
Investments	47,709,526	52,018,176	59,062,401
Foreign currency transactions	11,966	(50,878)	22,287
Net increase in net assets resulting from operations	91,168,073	98,762,719	94,649,882
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(8,380,976)	(6,085,209)	(2,978,184)
From net realized gains	(43,107,253)	(21,781,688)	—
Decrease in net assets from distributions	(51,488,229)	(27,866,897)	(2,978,184)
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	104,634,529	210,558,307	306,148,758
Net asset value of shares issued on reinvestment of	51,190,237	27,589,130	2,933,981
Cost of shares redeemed	(94,466,707)	(167,735,690)	(224,534,599)
Net increase from capital share transactions	61,358,059	70,411,747	84,548,140
Total increase in net assets	101,037,903	141,307,569	176,219,838
NET ASSETS
Beginning of period	669,888,142	528,580,573	352,360,735
End of period	$770,926,045	$669,888,142	$528,580,573
Undistributed net investment income (loss)	$(536,829)	$7,471,173	$5,442,596
CAPITAL SHARE ACTIVITY
Shares sold	4,706,429	10,151,968	17,125,654
Shares issued on reinvestment of distributions	2,377,623	1,359,070	174,227
Shares redeemed	(4,245,293)	(8,106,593)	(12,632,231)
Net increase in shares outstanding	2,838,759	3,404,445	4,667,650

*	Unaudited.

See accompanying Notes to Financial Statements.

Brandes Institutional International Equity Fund

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Six Months Ended March	November 1, 2004 through September 30,	Year Ended October 31,
	31, 2006(3)	2005#	2004	2003	2002	2001
Net asset value, beginning of period	$22.28	$19.83	$16.02	$12.45	$15.12	$22.34
Income from investment operations:
Net investment income	0.02	0.26	0.20	0.14	0.19	0.22
Net realized and unrealized gain (loss) on investments	2.84	3.20	3.74	4.04	(1.89)	(2.77)
Total from investment operations	2.86	3.46	3.94	4.18	(1.70)	(2.55)
Less distributions:
From net investment income	(0.28)	(0.22)	(0.13)	(0.18)	(0.23)	(0.32)
From net realized gain	(1.43)	(0.79)	—	(0.43)	(0.74)	(4.35)
Total distributions	(1.71)	(1.01)	(0.13)	(0.61)	(0.97)	(4.67)
Net asset value, end of period	$23.43	$22.28	$19.83	$16.02	$12.45	$15.12
Total return	13.49%(1)	17.95%(1)	24.75%	35.16%	(12.23)%	(14.76)%
Ratios/supplemental data:
Net assets, end of period (millions)	$770.9	$669.9	$528.6	$352.4	$236.8	$299.8
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed or recouped	1.12%(2)	1.14%(2)	1.14%	1.19%	1.18%	1.16%
After fees waived and expenses absorbed or recouped	1.12%(2)	1.14%(2)	1.18%	1.20%	1.20%	1.20%
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed or recouped	0.18%(2)	1.44%(2)	1.25%	1.12%	1.25%	1.39%
After fees waived and expenses absorbed or recouped	0.18%(2)	1.44%(2)	1.21%	1.11%	1.23%	1.35%
Portfolio turnover rate	19.70%(1)	20.92%(1)	26.71%	26.19%	44.61%	32.07%

(1)	Not Annualized.
(2)	Annualized.
(3)	Unaudited.
#	In 2005, the Fund changed its fiscal year end from October to September (Note 1).

See accompanying Notes to Financial Statements.

Brandes Institutional International Equity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 - ORGANIZATION

The Brandes Institutional International Equity Fund (the ‘‘Fund’’) is a series of Brandes Investment Trust (the ‘‘Trust’’). The Trust is registered under the Investment Company Act of 1940 (the ‘‘1940 Act’’) as a diversified, open end management investment company. The Fund began operations on January 2, 1997. The Fund invests its assets primarily in equity securities of foreign issuers with market capitalizations greater than $1 billion. The Fund seeks to achieve long-term capital appreciation. During 2005, the Board of Trustees of the Trust approved changing the Fund’s fiscal year-end from October 31 to September 30.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation. Securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchanges are open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (‘‘NOCP’’). Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and asked price. Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by the Board of Trustees.

U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the mean between the bid and asked price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60-day period that this amortized cost basis does not represent fair value. Short term investments are stated at cost, which when combined with accrued interest, approximates market value.

The Fund has adopted valuation procedures that allow for fair value pricing for use in appropriate circumstances. Such circumstances may arise when trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Fund calculates its own share price. If no price, or in the Advisor’s determination no price representing fair value, is provided for a security held by the Fund by an independent pricing agent, then the security will be fair valued. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities.

Brandes Institutional International Equity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) - (Continued)

In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund does not isolate that portion of the results of operations arising as a result of changes in the currency exchange rate from the fluctuations arising as a result of changes in the market prices of investments during the period.

Interest income is translated at the exchange rates which existed at the dates the income was accrued. Exchange gains and losses related to interest income are included in interest income on the accompanying Statement of Operations.

B.
Repurchase Agreements. The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Fund will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that the term of any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

C.
Foreign Currency. Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

D.
Forward Foreign Currency Exchange Contracts. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked to market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund could be at risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably.

Brandes Institutional International Equity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) - (Continued)

E.
Security Transactions, Dividends and Distributions. Security transactions are accounted for on the trade date. Realized gains and losses are evaluated on the bases of identified costs. Dividend income and distributions to shareholders are recorded on the ex dividend date. Interest is recorded on an accrual basis.

F.
Federal Income Taxes. The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required.

G.
Concentration of Risk. As of March 31, 2006, the Fund held a significant portion of its assets in foreign securities. Certain price and foreign exchange fluctuations as well as economic and political situations in the foreign jurisdictions could have an impact on the Fund’s net assets. It is the Trust’s policy to continuously monitor these off-balance sheet risks.

H.
Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

I.
Securities Lending. The Fund may lend its portfolio securities to banks, brokers and dealers. Lending Fund securities exposes the Fund to risks such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, or (iii) the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral with the Fund’s custodian, marked to market daily, in the form of cash and/or U.S. government obligations, in an amount at least equal to 106% of the market value of the loaned securities. As of March 31, 2006, the market value of securities loaned was $66,716,498 and the Fund received $70,527,022 of cash collateral for the loan.

J.
Reclassification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended September 30, 2005, the Fund decreased undistributed net investment income by $258,159, increased accumulated net realized gain by $143,323, and increased paid-in capital by $114,836 due to certain permanent book and tax differences.

Brandes Institutional International Equity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) - (Continued)

K.
Indemnification Obligations. Under the Fund’s organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

NOTE3 - INVESTMENTADVISORYFEEANDOTHERTRANSACTIONSWITHAFFILIATES

Brandes Investment Partners, L.P. (the ‘‘Advisor’’) provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space and certain administrative services, and provides certain personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the six months ended March 31, 2006, the Fund incurred $3,515,830 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has agreed to limit the Fund’s total operating expenses by reducing all or a portion of its fees and reimbursing the Fund for expenses, excluding interest, so that its ratio of expenses to average net assets will not exceed 1.20%. Any fee waived and/or any Fund expense absorbed by the Advisor pursuant to an agreed upon expense cap will be reimbursed by the Fund to the Advisor, if so requested by the Advisor, provided the aggregate amount of the Fund’s current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. For the six months ended March 31, 2006, there was no cumulative unreimbursed amount paid and/or waived by the Advisor.

U.S. Bancorp Fund Services, LLC, (the ‘‘Administrator’’) acts as administrator for the Fund. The Administrator prepares various federal and state regulatory filings; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses; and reviews the Fund’s expense accruals. Effective March 31, 2005, for its services, the Administrator receives an annual fee at the rate of 0.04% of average daily net assets for the first $500 million in net assets and 0.02% in excess of $500 million of the Fund’s average daily net assets, subject to a minimum of $50,000 per annum. Prior to March 31, 2005, the Administrator received an annual fee at the rate of 0.05% of average daily net assets for the first $250 million in net assets, 0.04% of average daily net assets for the next $250 million in net assets and 0.03% in excess of $500 million of the Fund’s average daily net assets, subject to a minimum of $40,000 per annum. For the six months ended March 31, 2006, the Fund incurred $120,180 in such fees.

Quasar Distributors, LLC (the ‘‘Distributor’’), a registered broker dealer, acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Brandes Institutional International Equity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) - (Continued)

Certain officers of the Fund are also officers and/or Trustees of the Advisor and Administrator.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2006, the cost of purchases and the proceeds from sales of securities, excluding short-term investments, were $148,285,833 and $136,141,779, respectively.

NOTE 5 - FEDERAL INCOME TAX MATTERS

As of March 31, 2006, the components of distributable earnings on a tax basis were as follows:

Cost of investments for tax purposes	$687,403,563
Gross tax unrealized appreciation	$177,346,906
Gross tax unrealized depreciation	(22,914,680)
Net tax unrealized appreciation on investments	$154,432,226

Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Fund’s most recent annual report.

NOTE 6 - PROXY VOTING PROCEDURES

The Advisor of the Fund votes proxies relating to the Fund’s portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Fund. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-331-2979. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

NOTE 7 - FORM N-Q DISCLOSURE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. This information is also available, without charge, by calling toll-free, 1-800-331-2979.

NOTE 8 - BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AGREEMENT

In November 2005 the Board of Trustees of the Trust, including the independent Trustees, unanimously approved renewal of the Fund’s Investment Advisory Agreement (the ‘‘Agreement’’) with the Advisor for an additional one-year term. The information, material facts and conclusions that formed the basis for the Board’s approval are described below.

Brandes Institutional International Equity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) - (Continued)

Information Reviewed

During the course of each year, Board members review a wide variety of materials relating to the nature, extent and quality of the services provided to the Fund by the Advisor, including reports on the Fund’s investment results, portfolio composition, portfolio trading practices, and other matters. In addition, in connection with its annual review of the Agreement the Board requested and reviewed supplementary information that included materials regarding the Fund’s investment results, advisory fee and expense comparisons, financial and profitability information regarding the Advisor, descriptions of various functions such as compliance monitoring and portfolio trading practices, and information about the personnel providing investment management and administrative services to the Fund.

In connection with its review, the Board received assistance and advice regarding legal and industry standards from counsel to the Trust. The independent Trustees discussed the approval of the Agreement with representatives of the Advisor and in a private session with counsel at which no representatives of the Advisor were present. In deciding to recommend approval of the Agreement, the Board and the independent Trustees did not identify any single or particular piece of information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board and the independent Trustees.

Nature, Extent and Quality of Services

With respect to the nature, extent and quality of services provided by the Advisor to the Fund, the Trustees reviewed among other things the quality and depth of the Advisor’s investment management staff, its regulatory compliance procedures, and the investment results of the Fund. With respect to investment results, they reviewed a performance analysis of the Fund based on information from Lipper, Inc. comparing the performance of the Fund to other funds with similar investment approaches. They noted that although the Fund’s performance for 2005 (through September 30) was in the fourth quartile of its peer group, its performance was in the second quartile for the twelve months ended September 30 and was the best in its peer group for the three and five-year periods ended on that date. They concluded that the Fund’s performance was very good given its focus on long-term investment results.

Advisory Fees, Total Expenses and Ancillary Benefits

With respect to advisory fees and total expenses, the Trustees noted that although the Fund’s management fees were in the highest quartile of its peer group based on information provided by Lipper, Inc., its total expenses were in approximately the middle of its peer group. They noted that management fees were higher for the Fund than other mutual funds sub-advised by the Advisor (but sponsored by another investment advisor), but considered the difference to be reasonable in light of the additional responsibilities and expenses that the Advisor incurred in sponsoring and operating the Fund. They also noted that the Fund’s management fee was at the lowest level of the fees charged by the Advisor to a Canadian mutual fund it sponsored and advised, and that the Advisor in effect provided fee reductions to the Fund by subsidizing the sub-transfer agency fees charged to the Fund by administrators of omnibus accounts for maintenance of shareholder records.

Brandes Institutional International Equity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) - (Continued)

In addition, the Board reviewed an analysis regarding the profitability to the Advisor of its relationship with the Fund, which they concluded was reasonable, and information regarding the Advisor’s financial capability to continue to provide services to the Fund in the future, which they concluded was adequate. They also reviewed the methods used by the Advisor to evaluate and compensate its professional investment personnel. The Trustees considered the extent to which economies of scale were or should be reflected in the Fund’s advisory fee, and concluded that in view of the Fund’s investment results and the fact that the Fund was no longer open to new shareholders, fee breakpoints based on higher asset levels were not necessary.

The Board also considered ancillary benefits to the Advisor as a result of its relationship with the Fund. They noted that these were primarily related to the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Fund, as the Advisor does not obtain third-party research or other services in return for allocating the Fund’s brokerage.

Conclusions

Based on their review, including consideration of each of the factors referred to above, the Board and the independent Trustees concluded that the Agreement is fair and reasonable to the Fund and its shareholders, that the Fund’s shareholders receive reasonable value in return for the advisory fees paid to the Advisor by the Fund, that each of the factors discussed above supported renewal of the Agreement, and that renewal of the Agreement was in the best interests of the Fund and its shareholders.

Brandes Institutional International Equity Fund

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees is responsible for the overall management of the Trust’s business. The Board approves all significant agreements between the Trust and persons or companies furnishing services to the Trust, including the Trust’s agreements with the Advisor, Administrator, Custodian and Transfer Agent. The Board of Trustees delegates the day-to-day operations of the Trust to its officers, subject to the Fund’s investment objective and policies and to general supervision by the Board. The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, by calling 1-800-331-2979.

The Trustees and officers of the Trust, their business addresses and principal occupations during the past five years are:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past 5 Years	Number of Fund Series Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee
Independent Trustees(2)
DeWitt F. Bowman 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1930)	Trustee	Since February 1995	Principal, Pension Investment Consulting, since 1994. Interim Treasurer and Vice President for Investments - University of California from 2000 to 2001.	All(2)	Wilshire Mutual Funds, Inc.; Pacific Gas and Electric Nuclear Decommissioning Trust; PCG Private Equity Fund; Forward Funds; Sycuan Funds RREEF America REIT1, Inc.

Gordon Clifford Broadhead 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1924)	Trustee	Since December 1994	Retired.	All(2)	None

W. Daniel Larsen 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1927)	Trustee	Since December 1994	Retired.	All(2)	None

J. Michael Gaffney 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1941)	Trustee	Since June 2004(4)	Independent Consultant, IXIS Asset Management, North America, since 2004. President and CEO, Back Bay Advisors from 1998 to 2001	All(2)	None

Brandes Institutional International Equity Fund

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served(1)	Principal Occupation During Past 5 Years	Number of Fund Series Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee
‘‘Interested’’ Trustee(3)
Debra McGinty-Poteet 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1956)	Trustee and President	Since June 2000(4)	Director, Mutual Fund Services of Brandes Investment Partners, L.P., the investment advisor to the Funds (the ‘‘Advisor’’).	All(2)	Brandes Investment Funds PLC

Nominee for Trustee(5)
Karin B. Bonding 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1939)	N/A	N/A	Lecturer, University of Virginia, since 1996. President of Capital Markets Institute, Inc. serving as fee-only financial planner and investment advisor since 1996.	N/A	Director of 15 closed end mutual funds in the CSFB family of funds.

Officers of the Trust
Thomas M. Quinlan 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1970)	Secretary	Since June 2003	Associate General Counsel to the Advisor since January 2005; Counsel to the Advisor from July 2000 to January 2005.	N/A	N/A

Gary Iwamura 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1956)	Treasurer	Since September 1997	Finance Director of the Advisor.	N/A	N/A

Adelaide Pund 11988 El Camino Real Suite 500 San Diego, CA 92130 (Born 1967)	Chief Compliance Officer	Since September 2004	Head of Compliance of the Advisor since October 2004; Compliance Manager to the Advisor from 1998 to October 2004.	N/A	N/A

(1) Trustees and officers of the Fund serve until their resignation, removal or retirement.
(2) Not ‘‘interested persons’’ of the Trust as defined in the 1940 Act.
(4) ‘‘Interested persons’’ of the Trust as defined in the 1940 Act.
(4)  Appointed by the Board as a trustee.
(5)  Nominated for election at a shareholder meeting currently scheduled for on May 17, 2006.

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ADVISOR

Brandes Investment Partners, L.P.
11988 El Camino Real, Suite 500
San Diego, California 92130
800.331.2979

DISTRIBUTOR

Quasar Distributors, LLC
615 E. Michigan Street, 3rd Floor
Milwaukee, WI 53202

TRANSFER AGENT

Investors Bank & Trust Co.
200 Clarendon Street, 16th Floor
Boston, Massachusetts 02116

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker
1818 Market Street, Suite 2400
Philidelphia, PA 19103

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 23rd Floor
Los Angeles, California 90071

This report is intended for shareholders of the Brandes Institutional International Equity Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Statements and other information herein are dated and are subject to change.

B R A N D E S
INVESTMENT TRUST

SEPARATELY MANAGED ACCOUNT RESERVE TRUST

SEMI-ANNUAL REPORT
For the Period ended March 31, 2006

WORLDWIDE VALUE SPECIALISTS

SMART Fund - Semi-Annual Commentary
Period Ending March 31, 2006

THE FUND
•
The Smart Fund advanced 1.2% in the period ending March 31, 2006. During the period, Lehman Brothers U.S. Aggregate Index shed 0.1% and the Lehman Brothers U.S. Intermediate Credit Index declined 0.1%.

•
High yield bonds, which represent nearly half of the Fund’s assets, provided the largest positive contributions to performance for the quarter. Among the positions boosting relative performance were Unisys, Bombardier, and Dana. Corporate bonds weighing on relative performance for the quarter included Tembec, Interpublic, and Visteon.

•
The Fund’s relative performance benefited from underweight exposure to Treasuries and Agencies. The Fund was also underweight longer-term issues, which tended to underperform in the quarter as they exhibit higher price sensitivity to interest rate fluctuations.

CURRENT STRATEGY
•
While we monitor short-term developments in fixed income markets, our investment philosophy focuses on company-by-company analysis. We take a long-term perspective, and believe that none or very little of the short-term “market news” provides useful information to portfolio investors.

•
In all market environments, we search for and hold what we believe to be fundamentally sound companies trading at discounts to our estimates of their fair values. We believe this strategy will provide patient investors with favorable results.

The foregoing reflects the thoughts and opinions of Brandes Investment Partners and is subject to change without notice.

Please refer to the prospectus for special risks associated with investing in the SMART Fund including, but not limited to, risks involved with futures contracts, options and investments in foreign and debt securities.

Brandes Investment Partners® is a registered trademark of Brandes Investment Partners, L.P. in the United States and Canada.

The information provided in this material should not be considered a recommendation to purchase or sell any particular security. It should not be assumed that any security transactions, holdings, or sector discussed were or will be profitable, or that the investment recommendations or decisions we make in the future will be profitable or will equal the investment performance discussed herein. Please note that all indices are unmanaged and are not available for direct investment.

Index Guide

The Lehman Brothers U.S. Aggregate Index is an unmanaged index consisting of more than 5,000 taxable U.S. government, investment-grade corporate, and mortgage backed securities. Securities must be dollar-denominated, public issues with at least $250 million par amount outstanding. Securities must be rated investment grade (Baa3 or better) by Moody’s. If Moody’s rating is not available, a comparable rating from Standard & Poor’s or Fitch is used.

The Lehman Brothers U.S. Intermediate Credit Index is an unmanaged index consisting of publicly issued, fixed-rate investment-grade corporate securities. Issues must have at least $150 million par amount outstanding, and must be dollar-denominated and non-convertible. Maturities range from 1 to 10 years. Issues must be publicly issued. Securities must be rated Baa3 or better by Moody’s, or if Moody’s rating is not available a comparable rating from Standard & Poor’s or Fitch is used.
1

Please refer to the Schedule of Investments in the report for complete holdings information. Fund holdings, geographic allocations and/or sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security.

This report is intended for shareholders of the Fund and must be preceded or accompanied by a prospectus. Mutual fund investing involves risk. Principal loss is possible.

The Fund is distributed by Quasar Distributors, LLC. 5/06

2

Separately Managed Account Reserve Trust

SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2006 (Unaudited)
Sector	Percentage of Total Investments
Corporate	76.3%
Mortgage-Backed	12.4%
U.S. Treasury	6.3%
U.S. Agency	0.0%
Cash	5.0%
TOTAL INVESTMENTS IN SECURITIES	100.0%

Industry	Percentage of Total Investments
Finance	10.2%
Utility	5.6%
Manufacturing	31.2%
Media/Communications	9.4%
Retail	1.9%
Service/Leisure	11.3%
U.S. Government	25.4%
Cash	5.0%
TOTAL INVESTMENTS IN SECURITIES	100.0%

Country	Percentage of Total Investments
Canada	9.8%
Luxembourg	3.1%
United States	87.1%
TOTAL INVESTMENTS IN SECURITIES	100.0%

3

Separately Managed Account Reserve Trust

The following chart compares the value of a hypothetical $1,000,000 investment in the Separately Managed Account Reserve Trust from its inception (October 3, 2005) to March 31, 2006 as compared with the Lehman Brothers Aggregate Index.

Value of $1,000,000 vs Lehman Brothers Aggregate Index

	Total Return
	Period Ended March 31, 2006
			Since Inception
			(Cumulative)
	1 Month	3 Month	(10/3/05)
Separately Managed Account Reserve Trust	0.67%	2.29%	1.15%

Lehman Brothers Aggregate Index	(0.98%)	(0.65%)	(0.05%)

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800-331-2979.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Advisor has agreed to pay or reimburse all expenses of the Fund other than extraordinary expenses.

4

Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2006 (Unaudited)
	Principal Amount	Value
CORPORATE BONDS: 80.6%

Advertising: 2.1%
Interpublic Group of Cos., Inc., 6.25%, 11/15/14	$375,000	$318,750

Aerospace & Defense: 2.4%
Bombardier, Inc., 6.30%, 05/01/14	400,000	367,000

Auto Parts & Equipment: 10.4%
American Axle & Manufacturing, Inc., 5.25%, 02/11/14	425,000	350,625
Delphi Corp., 6.50%, 05/01/09	400,000	245,000
Goodyear Tire & Rubber Co., 7.86%, 08/15/11	425,000	415,438
Lear Corp., 5.75%, 08/01/14	300,000	243,000
Visteon Corp., 7.00%, 03/10/14	425,000	327,250
		1,581,313
Commercial Services: 6.5%
Cendant Corp., 6.25%, 01/15/08	350,000	354,091
Deluxe Corp., 3.50%, 10/01/07	470,000	450,419
Quebecor World Capital Corp., 6.13%, 11/15/13	210,000	181,888
		986,398
Computers: 5.1%
Electronic Data Systems Corp., 7.13%, 10/15/09	175,000	183,831
Unisys Corp., 6.88%, 03/15/10	600,000	583,500
		767,331
Diversified Financial Services: 8.8%
Ford Motor Credit Co., 6.63%, 06/16/08	700,000	662,542
General Motors Acceptance Corp., 6.13%, 01/22/08	535,000	508,745
General Motors Acceptance Corp., 6.88%, 09/15/11	180,000	167,774
		1,339,061
Electric: 6.5%
FirstEnergy Corp., 6.45%, 11/15/11	525,000	543,236
Xcel Energy, Inc., 7.00%, 12/01/10	425,000	447,874
		991,110
Forest Products & Paper: 7.7%
Norske Skog Canada Ltd., 8.63%, 06/15/11	650,000	653,250
Tembec Industries, Inc., 8.50%, 02/01/11	895,000	521,338
		1,174,588
Healthcare: 7.6%
Hanger Orthopedic Group, Inc., 0.38%, 02/15/09	525,000	531,562
Tenet Healthcare Corp., 9.88%, 07/01/14	610,000	617,625
		1,149,187
Insurance: 3.0%
UnumProvident Corp., 7.63%, 03/01/11	425,000	450,871

Media: 5.4%
Comcast Corp., 5.85%, 11/15/15	300,000	294,114
Time Warner Cos., Inc., 9.13%, 01/15/13	450,000	521,006
		815,120

5

Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS IN SECURITIES at March 31, 2006 (Unaudited) - (Continued)
	Principal Amount	Value
Miscellaneous Manufacturing : 3.5%
Tyco International Group S.A., 6.38%, 10/15/11	$525,000	$538,956

Pharmaceuticals: 2.6%
Merck & Co., Inc., 4.75%, 03/01/15	425,000	398,615

Telecommunications: 9.0%
Citizens Communications Co., 9.25%, 05/15/11	525,000	576,188
LCI International, Inc., 7.25%, 06/15/07	450,000	454,500
Verizon New York, Inc., 6.88%, 04/01/12	325,000	333,842
		1,364,530

TOTAL CORPORATE BONDS (cost $12,535,689)		12,242,830

MORTGAGE PASS-THROUGH SECURITIES: 14.3%
Federal Home Loan Mortgage Corp.
Gold Pool, 5.00%, 04/01/36	750,000	713,438

Federal National Mortgage Association
Pool, 5.00%, 04/01/21	750,000	731,016
Pool, 5.50%, 04/01/36	750,000	731,953
		1,462,969

TOTAL MORTGAGE PASS-THROUGH SECURITIES (cost $2,185,781)		2,176,407

U.S. TREASURY NOTES/BONDS: 15.1%
4.25%, 11/15/14	195,000	1,194,727
8.13%, 08/15/19	850,000	1,103,008

TOTAL U.S. TREASURY NOTES/BONDS (cost $2,343,193)		2,297,735

SHORT-TERM INVESTMENT: 5.8%

Repurchase Agreement: 5.8%
Investors Bank & Trust Co., Repurchase Agreement, 3.25%, dated 03/31/06,	880,446	880,446
due 04/03/06 [collateralized by $935,131 SBA Pool #503843, 5.00%, due 07/25/22
(Market Value $924,468)] (proceeds $880,685)

TOTAL SHORT-TERM INVESTMENT (cost $880,446)		880,446

TOTAL INVESTMENTS IN SECURITIES (cost $17,945,109): 115.8%		17,597,418
Liabilities in excess of Other Assets: (15.8)%		(2,404,065)
NET ASSETS: 100.0%		$15,193,353

See accompanying Notes to Financial Statements.
6

Separately Managed Account Reserve Trust

STATEMENT OF ASSETS AND LIABILITIES at March 31, 2006 (Unaudited)
ASSETS
Investments in securities, at cost	$17,945,109

Investments in securities, at value	$17,597,418
Receivables:
Securities sold	726,647
Interest	274,909
Total assets	18,598,974

LIABILITIES
Payables:
Securities purchased	3,405,621
Total liabilities	3,405,621
NET ASSETS	$15,193,353

Net asset value, offering and redemption price per share
($15,193,353 / 1,558,662 shares outstanding; unlimited shares
authorized without par value)	$9.75

COMPONENTS OF NET ASSETS
Paid-in capital	$15,571,827
Accumulated net realized loss on investments	(30,783)
Net unrealized depreciation on investments	(347,691)
Net assets	$15,193,353

See accompanying Notes to Financial Statements.
7

Separately Managed Account Reserve Trust

STATEMENT OF OPERATIONS For the Period Ended March 31, 2006* (Unaudited)
INVESTMENT INCOME
Interest income	$546,827

Expenses (Note 3)	--
Net investment income	546,827
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(30,783)
Net unrealized depreciation on investments	(347,691)
Net realized and unrealized loss on investments	(378,474)
Net increase in net assets resulting from operations	$168,353

*	Commenced operations on October 3, 2005.

See accompanying Notes to Financial Statements.

8

Separately Managed Account Reserve Trust

STATEMENTS OF CHANGES IN NET ASSETS
Period Ended March 31, 2006^*

INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$546,827
Net realized loss on investments	(30,783)
Net unrealized depreciation on investments	(347,691)
Net increase in net assets resulting from operations	168,353

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(546,827)
Decrease in net assets from distributions	(546,827)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	15,025,000
Net asset value of shares issued on reinvestment of distributions	546,827
Net increase from capital share transactions	15,571,827
Total increase in net assets	15,193,353

NET ASSETS
Beginning of period	--
End of period	$15,193,353

CAPITAL SHARE ACTIVITY
Shares sold	1,502,585
Shares issued on reinvestment of distributions	56,077
Net increase in shares outstanding	1,558,662

^	Unaudited.
*	Commenced operations on October 3, 2005.

See accompanying Notes to Financial Statements.
9

Separately Managed Account Reserve Trust

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period
	Period Ended March 31, 2006*(3)
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income	0.36
Net realized and unrealized gain (loss)
on investments	(0.25)
Total from investment operations	0.11

Less distributions:
From net investment income	(0.36)
Total distributions	(0.36)

Net asset value, end of period	$9.75

Total return	1.15%	(1)

Ratios/supplemental data:
Net assets, end of period (millions)	$15.2

Ratio of expenses to average net assets (4)	0.00%	(2)

Ratio of net investment income to average net assets (4)	7.51%	(2)

Portfolio turnover rate	109.85%	(1)

(1)	Not Annualized.
(2)	Annualized.
(3)	Unaudited.
(4)
Reflects the fact that no fees or expenses are incurred. The Fund is an integral part of ‘‘wrap-fee’’ programs sponsored by investment advisers and/or broker-dealers unaffiliated with the Fund, the Advisor. Participants in these programs pay a ‘‘wrap’’ fee to the sponsor of the program.

*	Commenced operations on October 3, 2005.

See accompanying Notes to Financial Statements.
10

Separately Managed Account Reserve Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 - ORGANIZATION

The Separately Managed Account Reserve Trust (the “Fund”) is a series of Brandes Investment Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company. The Fund began operations on October 3, 2005. The Fund invests its assets primarily in a diversified portfolio of debt securities. The Fund seeks to maximize total return.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation. Securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchanges are open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price (“NOCP”). Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and asked price. Securities for which quotations are not readily available are stated at their respective fair values as determined in good faith by the Board of Trustees.

Bonds and other fixed-income securities (other than the short-term securities) are valued using the bid price provided by an independent pricing service.

U.S. Government securities with less than 60 days remaining to maturity when acquired by the Fund are valued on an amortized cost basis. U.S. Government securities with more than 60 days remaining to maturity are valued at the current market value (using the bid price) until the 60th day prior to maturity, and are then valued at amortized cost based upon the value on such date unless the Board determines during such 60-day period that this amortized cost basis does not represent fair value. Short-term investments are stated at cost, which when combined with accrued interest, approximates market value.

The Fund has adopted valuation procedures that allow for fair value pricing for use in appropriate circumstances. Such circumstances may arise when trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Fund calculates its own share price. If no price, or in the Advisor’s determination no price representing fair value, is provided for a security held by the Fund by an independent pricing agent, then the security will be fair valued. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities.

In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.
11

Separately Managed Account Reserve Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) - (Continued)

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund does not isolate that portion of the results of operations arising as a result of changes in the currency exchange rate from the fluctuations arising as a result of changes in the market prices of investments during the period.

Interest income is translated at the exchange rates which existed at the dates the income was accrued. Exchange gains and losses related to interest income are included in interest income on the accompanying Statement of Operations.

B.
Repurchase Agreements. The Fund may enter into repurchase agreements with government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet the credit guidelines established by the Board of Trustees. The Fund will always receive and maintain, as collateral, securities whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. To the extent that the term of any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.

If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

C.
Foreign Currency. Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

D.
Forward Foreign Currency Exchange Contracts. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked to market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund could be at risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably.

12

Separately Managed Account Reserve Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) - (Continued)

E.
Security Transactions, Dividends and Distributions. Security transactions are accounted for on the trade date. Realized gains and losses are evaluated on the bases of identified costs. Dividends from net investment income are declared daily and paid monthly. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. Interest is recorded on an accrual basis.

F.
Federal Income Taxes. The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required.

G.
Use of Estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

H.
Indemnification Obligations. Under the Fund's organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Brandes Investment Partners, L.P. (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement. The Advisor receives no advisory fee or other fee from the Fund. The financial statements reflect the fact that no fees or expenses are incurred by the Fund. It should be understood, however, that the Fund is an integral part of “wrap-fee” programs sponsored by investment advisers unaffiliated with the Fund and Advisor. Typically, participants in these programs pay a “wrap fee” to their investment adviser. Although the Fund does not compensate the Advisor directly for its service under the Investment Advisory Agreement, the Advisor may benefit from its relationship with the sponsors of wrap fee programs for which the Fund is an investment option.

U.S. Bancorp Fund Services, LLC, (the "Administrator") acts as administrator for the Fund. The Administrator prepares various federal and state regulatory filings; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses; and reviews the Fund’s expense accruals. For its services, the Administrator receives an annual fee from the Advisor at the rate of 0.04% of average daily net assets for the first $500 million in net assets and 0.02% in excess of $500 million of the Fund’s average daily net assets, subject to a minimum of $50,000 per annum.
13

Separately Managed Account Reserve Trust

NOTES TO FINANCIAL STATEMENTS (Unaudited) - (Continued)

Quasar Distributors, LLC (the "Distributor"), a registered broker-dealer, acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also officers and/or Trustees of the Advisor and Administrator.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the period ended March 31, 2006, the cost of purchases and the proceeds from sales of securities, excluding U.S. Government securities and short-term investments, were $26,396,914 and $11,728,316, respectively.

The Fund purchased $7,801,398 and sold $5,428,899 in U.S. Government securities during the period ended March 31, 2006.

NOTE 5 - FEDERAL INCOME TAX MATTERS

As of March 31, 2006, the components of distributable earnings on a tax were as follows:

Cost of investments for tax purposes	$17,945,109
Gross tax unrealized appreciation	$19,622
Gross tax unrealized depreciation	(367,313)
Net tax unrealized depreciation on investments	($347,691)

The tax composition of dividends for the period ended March 31, 2006, were as follows:

	Ordinary Income Total	Income Per Share	Long Term Capital Gains Total	Long Term Capital Gains Per Share
2006	$546,827	$0.36	$0	$0.00

NOTE 6 - PROXY VOTING PROCEDURES

The Advisor of the Fund votes proxies relating to the Fund’s portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Fund. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-331-2979. This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

NOTE 7 - FORM N-Q DISCLOSURE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. This information is also available, without charge, by calling toll-free, 1-800-331-2979.
14

Separately Managed Account Reserve Trust

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The Board of Trustees is responsible for the overall management of the Trust’s business. The Board approves all significant agreements between the Trust and persons or companies furnishing services to the Trust, including the Trust’s agreements with the Advisor, Administrator, Custodian and Transfer Agent. The Board of Trustees delegates the day-to-day operations of the Trust to its officers, subject to the Fund’s investment objective and policies and to general supervision by the Board. The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, by calling 1-800-331-2979.

The Trustees and officers of the Trust, their business addresses and principal occupations during the past five years are:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served[1]	Principal Occupation During Past 5 Years	Number of Fund Series Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee
Independent Trustees[2]
DeWitt F. Bowman 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1930)	Trustee	Since February 1995	Principal, Pension Investment Consulting, since 1994. Interim Treasurer and Vice President for Investments - University of California from 2000 to 2001.	All (2)	Wilshire Mutual Funds, Inc.; Pacific Gas and Electric Nuclear Decommissioning Trust; PCG Private Equity Fund; Forward Funds; Sycuan Funds RREEF America REIT1, Inc.
Gordon Clifford Broadhead 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1924)	Trustee	Since December 1994	Retired.	All (2)	None
W. Daniel Larsen 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1927)	Trustee	Since December 1994	Retired.	All (2)	None
J. Michael Gaffney 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1941)	Trustee	Since June 2004 [4]	Independent Consultant, IXIS Asset Management, North America, since 2004. President and CEO, Back Bay Advisors from 1998 to 2001.	All (2)	None

15

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served[1]	Principal Occupation During Past 5 Years	Number of Fund Series Overseen by Trustee	Other Directorships/ Trusteeships Held by Trustee
“Interested” Trustee[3]
Debra McGinty-Poteet 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1956)	Trustee and President	Since June 2000 [4]	Director, Mutual Fund Services of Brandes Investment Partners, L.P., the investment advisor to the Funds (the “Advisor”).	All (2)	Brandes Investment Funds PLC
Nominee for Trustee[5]
Karin B. Bonding 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1939)	N/A	N/A	Lecturer, University of Virginia, since 1996. President of Capital Markets Institute, Inc. serving as fee-only financial planner and investment advisor since 1996.	N/A	Director of 15 closed end mutual funds in the CSFB family of funds.
Officers of the Trust
Thomas M. Quinlan 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1970)	Secretary	Since June 2003	Associate General Counsel to the Advisor since January 2005; Counsel to the Advisor from July 2000 to January 2005.	N/A	N/A
Gary Iwamura 11988 El Camino Real, Suite 500 San Diego, CA 92130 (Born 1956)	Treasurer	Since September 1997	Finance Director of the Advisor.	N/A	N/A
Adelaide Pund 11988 El Camino Real Suite 500 San Diego, CA 92130 (Born 1967)	Chief Compliance Officer	Since September 2004	Head of Compliance of the Advisor since October 2004; Compliance Manager to the Advisor from 1998 to October 2004.	N/A	N/A

1	Trustees and officers of the Fund serve until their resignation, removal or retirement.
2	Not “interested persons” of the Trust as defined in the 1940 Act.
3	“Interested persons” of the Trust as defined in the 1940 Act.
4	Appointed by the Board as a trustee.
5	Nominated for election at a shareholder meeting currently scheduled for on May 17, 2006.

16

B R A N D E S
Investment Trust

ADVISOR
Brandes Investment Partners, L.P.
11988 El Camino Real, Suite 500
San Diego, California 92130
800.331.2979

•

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53202

•

TRANSFER AGENT
Investors Bank & Trust Co.
200 Clarendon Street, 16th Floor
Boston, Massachusetts 02116

•

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Tait, Weller & Baker
1818 Market Street, Suite 2400
Philidelphia, PA 19103

•

LEGAL COUNSEL
Paul, Hasting, Janofsky & Walker LLP
515 South Flower Street, 23rd Floor
Los Angeles, California 90071

This report is intended for the shareholders of the Separately Managed Account Reserve Trust and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Brandes Investment Trust

By (Signature and Title) /s/ Debra McGinty Poteet
  Debra McGinty-Poteet, President

Date June 2, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Debra McGinty Poteet
Debra McGinty-Poteet, President

Date June 2, 2006

By (Signature and Title)* /s/ Gary Iwamura
 Gary Iwamura, Treasurer

Date June 2, 2006
* Print the name and title of each signing officer under his or her signature.

3